Portfolio of investments—March 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 93.25%
California: 5.07%
Education revenue: 0.38%
California Municipal Finance Authority STREAM Charter School Series A144A	5.00%	6-15-2051	$125,000	$113,768
Health revenue: 0.35%
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	100,000	103,792
Housing revenue: 3.07%
California Infrastructure & Economic Development Bank State Teachers’ Retirement System	5.00	8-1-2030	310,000	345,680
California Municipal Finance Authority Special Finance Agency XII Allure Apartments Series A2144A	4.38	8-1-2049	200,000	165,243
California Municipal Finance Authority CHF-Riverside II LLC	5.00	5-15-2029	375,000	403,315
				914,238
Miscellaneous revenue: 1.27%
City & County of San Francisco Series A COP	4.00	4-1-2034	370,000	380,066
				1,511,864
Colorado: 5.47%
Education revenue: 2.60%
Colorado ECFA Prospect Ridge Academy Series A	5.00	3-15-2027	535,000	556,485
Colorado School of Mines Series B (AGM Insured)	5.25	12-1-2052	200,000	218,027
				774,512
Health revenue: 1.63%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	500,000	484,956
Tax revenue: 1.24%
Regional Transportation District Denver Transit Partners LLC Series A	4.00	7-15-2040	375,000	371,205
				1,630,673
District of Columbia: 2.74%
Housing revenue: 1.83%
Washington Metropolitan Area Transit Authority Dedicated Revenue Series A	4.00	7-15-2035	520,000	544,615
Water & sewer revenue: 0.91%
District of Columbia Water & Sewer Authority Series A	5.00	10-1-2038	250,000	273,139
				817,754
Florida: 3.05%
Education revenue: 3.05%
Capital Trust Authority IDEA Florida, Inc. Series A144A	5.13	6-15-2033	375,000	386,514
See accompanying notes to portfolio of investments
Allspring Municipal Sustainability Fund | 1

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Capital Trust Authority Kipp Miami Obligated Group Series A144A	5.63%	6-15-2044	$405,000	$412,012
Florida Development Finance Corp. United Cerebral Palsy of Central Florida, Inc. Series A	5.00	6-1-2050	125,000	109,635
				908,161
Georgia: 1.91%
Education revenue: 1.91%
DeKalb County Development Authority GLOBE Academy, Inc. Series A	5.00	6-1-2050	300,000	302,104
Private Colleges & Universities Authority Mercer University	5.25	10-1-2051	250,000	267,143
				569,247
Guam: 0.87%
Water & sewer revenue: 0.87%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	250,000	260,826
Idaho: 1.32%
Health revenue: 1.32%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series A	5.00	12-1-2047	385,000	392,555
Illinois: 11.93%
Education revenue: 2.11%
Illinois Finance Authority Lawndale Educational & Regional Network Charter School Obligated Group	4.00	11-1-2051	750,000	630,700
GO revenue: 0.47%
Kendall Kane & Will Counties Community Unit School District No. 308 (AGM Insured)¤	0.00	2-1-2027	155,000	139,925
Health revenue: 3.54%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	500,000	470,883
Southwestern Illinois Development Authority Hospital Sisters Services Obligated Group Series A	5.00	2-15-2025	580,000	584,129
				1,055,012
Tax revenue: 1.71%
Chicago Transit Authority Sales Tax Receipts Fund (AGM Insured)	5.00	12-1-2046	500,000	508,895
Transportation revenue: 2.28%
Public Building Commission of Chicago (Ambac Insured)	5.25	3-1-2031	600,000	678,475
Water & sewer revenue: 1.82%
City of Chicago Wastewater Transmission Revenue Series A (AGM Insured)	5.25	1-1-2053	500,000	542,695
				3,555,702
Indiana: 3.66%
Health revenue: 1.80%
Indiana Finance Authority University Health, Inc. Obligated Group Series A	5.00	10-1-2053	500,000	537,295
See accompanying notes to portfolio of investments
2 | Allspring Municipal Sustainability Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 1.86%
Indiana Finance Authority State Revolving Fund Series E	5.00%	2-1-2047	$500,000	$552,644
				1,089,939
Louisiana: 1.77%
Education revenue: 1.77%
Louisiana PFA Loyola University New Orleans Series A	5.00	10-1-2027	250,000	262,436
Louisiana PFA Loyola University New Orleans Series A	5.00	10-1-2028	250,000	266,355
				528,791
Maryland: 2.16%
Water & sewer revenue: 2.16%
Maryland Water Infrastructure Financing Administration Bay Restoration Fund	3.15	3-1-2028	655,000	642,873
Massachusetts: 4.93%
Education revenue: 1.71%
Massachusetts Development Finance Agency Trustees of Boston College Series U	5.00	7-1-2025	500,000	511,031
Health revenue: 3.22%
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series D	5.00	7-1-2044	300,000	298,288
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2052	500,000	536,702
Massachusetts Development Finance Agency Milford Regional Medical Center Obligated Group Series G144A	5.00	7-15-2025	125,000	124,610
				959,600
				1,470,631
Michigan: 5.03%
GO revenue: 1.89%
City of Detroit Series C	6.00	5-1-2043	500,000	561,481
Housing revenue: 1.75%
Michigan State Building Authority Series I	5.00	10-15-2031	500,000	521,794
Water & sewer revenue: 1.39%
Great Lakes Water Authority Water Supply System Revenue Series D	5.00	7-1-2031	400,000	414,743
				1,498,018
Minnesota: 0.31%
Education revenue: 0.31%
Housing & RDA of The City of St. Paul Minnesota Hmong College Prep Academy Series A	5.00	9-1-2055	100,000	92,138
Nevada: 1.86%
GO revenue: 1.86%
County of Clark	5.00	11-1-2029	500,000	553,708
See accompanying notes to portfolio of investments
Allspring Municipal Sustainability Fund | 3

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 4.44%
Education revenue: 2.32%
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.25%	7-1-2043	$670,000	$690,449
Housing revenue: 2.12%
Garden State Preservation Trust Series A (AGM Insured)	5.75	11-1-2028	100,000	106,636
New Jersey EDA Department of the Treasury Series XX	4.00	6-15-2024	270,000	270,019
New Jersey EDA Series QQQ	4.00	6-15-2034	245,000	255,267
				631,922
				1,322,371
New York: 11.42%
Education revenue: 6.50%
Allegany County Capital Resource Corp. Houghton College Series A	5.00	12-1-2026	390,000	390,560
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.00	6-1-2032	375,000	391,122
Build NYC Resource Corp. Integration Charter Schools Series A144A	5.00	6-1-2041	150,000	148,288
Build NYC Resource Corp. Unity Preparatory Charter School of Brooklyn Series A144A	5.25	6-15-2043	500,000	507,985
New York State Dormitory Authority Series A	5.00	7-1-2038	270,000	289,222
Tompkins County Development Corp. Ithaca College	5.00	7-1-2041	205,000	210,923
				1,938,100
GO revenue: 0.42%
City of Poughkeepsie	5.00	6-1-2024	125,000	124,935
Tax revenue: 2.62%
Triborough Bridge & Tunnel Authority Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series D	5.50	5-15-2052	700,000	781,313
Water & sewer revenue: 1.88%
New York State Environmental Facilities Corp. Revolving Fund Series A	5.00	6-15-2032	500,000	558,803
				3,403,151
North Carolina: 0.30%
Housing revenue: 0.30%
North Carolina Capital Facilities Finance Agency Obligated Group Series A (Department of Housing and Urban Development Insured)	5.00	10-1-2024	90,000	90,092
Ohio: 1.68%
Health revenue: 1.68%
County of Allen Hospital Facilities Revenue Bon Secours Mercy Health, Inc. Series Cø	4.35	6-1-2034	500,000	500,000
Oregon: 3.27%
GO revenue: 1.78%
City of Bend	5.00	6-1-2050	500,000	531,399
See accompanying notes to portfolio of investments
4 | Allspring Municipal Sustainability Fund

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.49%
Oregon State Facilities Authority Samaritan Health Services, Inc. Obligated Group Series A	5.00%	10-1-2031	$430,000	$442,132
				973,531
Pennsylvania: 4.82%
Education revenue: 0.81%
Allegheny County Higher Education Building Authority Robert Morris University	5.00	10-15-2037	250,000	241,409
Health revenue: 2.16%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	625,000	644,581
Transportation revenue: 1.85%
Pennsylvania Turnpike Commission Series B1	5.25	6-1-2047	535,000	551,780
				1,437,770
South Carolina: 0.97%
Education revenue: 0.97%
South Carolina Jobs-EDA Wofford College	5.00	4-1-2033	270,000	290,043
Texas: 0.75%
Water & sewer revenue: 0.75%
Texas Water Development Board State Water Implementation Revenue Fund Series B	5.00	4-15-2024	225,000	225,095
Utah: 3.74%
Housing revenue: 3.74%
University of Utah Series B	5.00	8-1-2042	1,000,000	1,115,023
Washington: 6.25%
Education revenue: 0.51%
Washington Higher Education Facilities Authority Seattle University	5.00	5-1-2027	145,000	151,697
GO revenue: 2.19%
King County Public Hospital District No. 1	5.00	12-1-2026	625,000	652,520
Utilities revenue: 3.55%
Chelan County Public Utility District No. 1 Series A	4.00	7-1-2036	500,000	519,114
City of Seattle Municipal Light & Power Revenue Series A	5.00	3-1-2053	500,000	538,554
				1,057,668
				1,861,885
Wisconsin: 3.53%
Education revenue: 1.66%
PFA Quality Education Academy Series A144A	6.25	7-15-2053	475,000	496,022
See accompanying notes to portfolio of investments
Allspring Municipal Sustainability Fund | 5

Portfolio of investments—March 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.87%
PFA Washoe Barton Medical Clinic Series A144A	4.00%	12-1-2051	$200,000	$157,176
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series Bø	4.45	4-1-2048	400,000	400,000
				557,176
				1,053,198
Total municipal obligations (Cost $28,639,410)				27,795,039

		Yield	Shares
Short-term investments: 4.88%
Investment companies: 4.88%
Allspring Government Money Market Fund Select Class♠∞		5.25	1,455,108	1,455,108
Total short-term investments (Cost $1,455,108)				1,455,108
Total investments in securities (Cost $30,094,518)	98.13%			29,250,147
Other assets and liabilities, net	1.87			556,110
Total net assets	100.00%			$29,806,257

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
GO	General obligation
PFA	Public Finance Authority
RDA	Redevelopment Authority
See accompanying notes to portfolio of investments
6 | Allspring Municipal Sustainability Fund

Portfolio of investments—March 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$3,100,948	$(1,645,840)	$0	$0	$1,455,108	1,455,108	$13,096
Investments in affiliates no longer held at end of period
Allspring Municipal Cash Management Money Market Fund Institutional Class	1,646,188	6,315,405	(7,961,593)	0	0	0	0	23,143
				$0	$0	$1,455,108		$36,239
See accompanying notes to portfolio of investments
Allspring Municipal Sustainability Fund | 7

Notes to portfolio of investments—March 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$27,795,039	$0	$27,795,039
Short-term investments
Investment companies	1,455,108	0	0	1,455,108
Total assets	$1,455,108	$27,795,039	$0	$29,250,147
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At March 31, 2024, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Municipal Sustainability Fund